20. RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Ruituo
Due to affiliates	[1]	$ 33,028	$ 0

[1]	Entity controlled by Mr. Li's brother.